Exploration in non-operating areas (Tables)	12 Months Ended
Dec. 31, 2024
Exploration in non-operating areas
Schedule of detailed information about exploration in non-operating areas

This caption is made up as follows:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Services provided by third parties	12,069	6,640	6,324
Personnel expenses	3,110	2,982	2,898
Consumption of materials and supplies	1,359	698	467
Laboratory analysis and tests	1,347	376	862
Land	1,091	982	1,190
Short-term and low-value lease	826	368	917
Professional fees	815	386	557
Transport	242	244	173
Other	1,001	776	864
	21,860	13,452	14,252